Subsequent Events	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE
11
. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 18, 2021, the Company established two subsidiaries, Tailwind Merger Sub I, Inc., a wholly-owned subsidiary of the Company incorporated in Delaware (“Merger Sub 1”) and Tailwind Merger Sub II, LLC, a wholly -owned subsidiary of the Company also incorporated in Delaware (“Merger Sub 2”).
As described in Note 6, the Company entered into an Agreement and Plan of Merger on January 12, 2021 with Talkspace.

Groop Internet Platform Inc [Member]
Subsequent Events
NOTE 12:	SUBSEQUENT EVENTS

a.
On January 12, 2021, the Company, Hudson Executive Investment Corp. (“HEIC”), a special purpose acquisition company sponsored by Hudson Executive Capital LP, Tailwind Merger Sub I, Inc. (“First Merger Sub”), a direct, wholly owned subsidiary of HEIC, and Tailwind Merger Sub II, LLC (“Second Merger Sub”), a direct, wholly owned subsidiary of HEIC, entered into an agreement and plan of merger (the “Merger Agreement”) pursuant to which (1) First Merger Sub will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger, and (2) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Company will be merged with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of HEIC. Upon closing of the Mergers, HEIC will change its name to Talkspace, Inc. Talkspace, Inc.’s common stock and warrants are expected to be listed on the Nasdaq under the symbols “TALK” and “TALKW,” respectively. The transaction values the Company at an initial enterprise value of $1,400,000 and will provide Talkspace, Inc. with $250,000 of cash, to be used as growth capital.

The Mergers will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, HEIC will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Mergers will be treated as the equivalent of the Company issuing stock for the net assets of HEIC, accompanied by a recapitalization. The net assets of HEIC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Mergers will be those of the Company.
The closing of the Mergers is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement.

b.
On March 15, 2021, the Company entered into a credit and security agreement (the “Credit Agreement) by and among, the Company and Talkspace Network LLC, as borrowers (each and collectively, jointly and severally, “Borrower”) and JPMorgan Chase Bank, N.A. and the other loan parties party thereto to provide Borrower with a term loan of up to $15,000, which is available to be drawn in a period of twelve months. The term loan will be required to be repaid within thirty-six months, beginning twelve months from the effective date of the Credit Agreement. In addition, under the Credit Agreement Borrower was provided with a credit line of up to $5,000, available for a period of two years from the effective date of the Credit Agreement.

Under the Credit Agreement, Borrower is required to maintain a minimum 85% of the net revenue disclosed in the annual projections. The loans bear interest at a per annum rate equal to (x) in respect of each term loan, the greater of (i) the prime rate plus the Applicable Margin or (ii) 4.75%, and (y) in respect of each revolving loan, the greater of (i) the prime rate plus the Applicable Margin or (ii) 3.75%. “Applicable Margin” is (x) in respect of each term loan, 1.50% per annum and (y) in respect of each revolving loan, 0.50% per annum.
In accordance with the Credit Agreement entered into on March 15, 2021, the Company issued a warrant (the “Warrant”) to JPMorgan Chase Bank, N.A. to purchase 114,454 shares at an exercise price of $0.01 per share in the case that, prior to June 30, 2021, the Company has neither (i) closed the Mergers nor (ii) received net proceeds of at least twenty million dollars ($20,000) in connection with the issuance of additional equity interests. If the Company either closes the Mergers or receives such net proceeds from an equity issuance prior to June 30, 2021, the Warrant will be exercisable for zero shares and will automatically terminate. Otherwise, the Warrant will be exercisable until March 15, 2031 unless earlier terminated by the lender.